UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Wharton Business Group, LLC
      740 Springdale Drive, Suite 208
      Exton, PA 19341



Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   B.J. Webster
Title:  Chief Compliance Officer
Phone:  610-594-7205

Signature, Place, and Date of Signing:


   B.J. Webster 	    Exton, PA                   2/15/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              97
                                                  -----------------------

Form 13F Information Table Value Total:             545776 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8

                                  TITLE OF                   VALUE     SHRS OR SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS       CUSIP       (X$1000)    PRN AMT PRN CALL  DISCRETION    MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                 COM        002824100       7315  152680SH                 SOLE                         152680
ABERDEEN ASIA PACIFIC INC FD        COM        003009107      13057 1934420SH                 SOLE                        1934420
AGRIUM INC                          COM        008916108      10520  114658SH                 SOLE                         114658
AKAMAI TECH                         COM        00971T101       1186   25215SH                 SOLE                          25215
AMGEN INC                           COM        031162100        242    4400SH                 SOLE                           4400
APACHE CORP                         COM        037411105      15031  126071SH                 SOLE                         126071
APPLE COMPUTER                      COM        037833100       1332    4131SH                 SOLE                           4131
ARCH COAL INC                       COM        039380100        629   17939SH                 SOLE                          17939
AUTOMATIC DATA PROCESSING           COM        053015103        472   10129SH                 SOLE                          10129
BANK OF AMERICA CORP                COM        060505104        605   45380SH                 SOLE                          45380
BHP BILLITON LTD SPONS ADR          SPON ADR   088606108       7363   79237SH                 SOLE                          79237
BIOTECH HLDRS TR DPTY RCPTS         DPTY RPTS  09067D201        717    7200SH                 SOLE                           7200
BLACKROCK INC                       COM        09247X101       1388    7285SH                 SOLE                           7285
BP PRUDHOE BAY ROYALTY TR           UN BEN INT 055630107        237    1870SH                 SOLE                           1870
BRISTOL MYERS SQUIBB                COM        110122108       4646  175444SH                 SOLE                         175444
BUCYRUS INTL INC                    COM        118759109      18305  204755SH                 SOLE                         204755
BUNGE LIMITED F                     COM        G16962105       6268   95669SH                 SOLE                          95669
CAMECO CORP F                       COM        13321L108        753   18644SH                 SOLE                          18644
CANADIAN NATURAL RES LTD            COM        136385101      11622  261632SH                 SOLE                         261632
CATERPILLAR INC                     COM        149123101       2471   26380SH                 SOLE                          26380
CHESAPEAKE ENERGY CORP              COM        165167107       3300  127374SH                 SOLE                         127374
CHEVRONTEXACO CORP                  COM        166764100      13512  148078SH                 SOLE                         148078
CISCO SYS INC                       COM        17275R102       1371   67785SH                 SOLE                          67785
CITIGROUP INC                       COM        172967101       6407 1354593SH                 SOLE                        1354593
CLIFFS NATURAL RESOURCES            COM        18683K101      16602  212822SH                 SOLE                         212822
CONOCOPHILLIPS                      COM        20825C104      13478  197917SH                 SOLE                         197917
CORNING INC COM                     COM        219350105       9450  489110SH                 SOLE                         489110
CUMMINS INC                         COM        231021106        462    4196SH                 SOLE                           4196
CURRENCYSHARES AUSTRALN DLR         ASTRLN DOL 23129U101      22227  216507SH                 SOLE                         216507
CURRENCYSHARESCDN DLR TR CDN        CDN DOL    23129X105      16409  164851SH                 SOLE                         164851
DEERE & COMPANY                     COM        244199105       6282   75642SH                 SOLE                          75642
DEUTSCHE BK AG LONDON BRH DB AGR    AG DL ETN  25154H558        151   10735SH                 SOLE                          10735
DEVON ENERGY CORP                   COM        25179M103      10144  129211SH                 SOLE                         129211
DIAMOND HILL FUNDS                  COM        25264C101        225    8725SH                 SOLE                           8725
DIANA SHIPPING INC                  COM        Y2066G104        433   36040SH                 SOLE                          36040
DU PONT E I DE NEMOURS & CO         COM        263534109        631   12644SH                 SOLE                          12644
EXELON CORP                         COM        30161N101        499   11975SH                 SOLE                          11975
EXXON MOBIL CORP                    COM        30231G102        784   10719SH                 SOLE                          10719
FORD MOTOR COMPANY                  COM        345370860       2239  133335SH                 SOLE                         133335
FOREST LABORATORIES INC             COM        345838106        820   25652SH                 SOLE                          25652
FREEPORT MCMORAN COPPER             COM        35671D857      32840  273465SH                 SOLE                         273465
GENERAL ELECTRIC CO                 COM        369604103        216   11788SH                 SOLE                          11788
GENUINE PARTS CO                    COM        372460105        616   11923SH                 SOLE                          11923
GOLDMAN SACHS GROUP INC             COM        38141G104      15941   94796SH                 SOLE                          94796
GOOGLE INC                          CL A       38259P508        778    1309SH                 SOLE                           1309
HEINZ H J CO                        COM        423074103        543   10974SH                 SOLE                          10974
HEWLETT PACKARD CO                  COM        428236103       1596   37915SH                 SOLE                          37915
HONEYWELL INTL INC                  COM        438516106        609   11453SH                 SOLE                          11453
INTEL                               COM        458140100      12723  604986SH                 SOLE                         604986
INTL BUSINESS MACHINES COM          COM        459200101      20772  141536SH                 SOLE                         141536
ISHARES DOW JONES SELECT DIV IDX    DJ SEL DIV 464287168        200    4013SH                 SOLE                           4013
ISHARES INC MSCI HONG KONG IDX FD   MSCI HK    464286871      18769  992000SH                 SOLE                         992000
ISHARES MSCI BRIC INDEX FUND        INDX       464286657       1154   23485SH                 SOLE                          23485
ISHARES MSCI EAFE GROWTH INDEX      GRW IDX    464288885       1818   29760SH                 SOLE                          29760
ISHARES TR DOW JONES US MED DEV IDX DJ MED D   464288810       1016   17255SH                 SOLE                          17255
ISHARES TR NASDAQ BIOTECH IDX       BIO IDX    464287556        421    4506SH                 SOLE                           4506
JOHNSON & JOHNSON                   COM        478160104       1396   22570SH                 SOLE                          22570
JOY GLOBAL INC                      COM        481165108       9089  104771SH                 SOLE                         104771
JP MORGAN CHASE & CO                COM        46625H100       3815   89940SH                 SOLE                          89940
MARATHON OIL CORP                   COM        565849106       1276   34460SH                 SOLE                          34460
MICROSOFT                           COM        594918104      10984  393562SH                 SOLE                         393562
MID PENN BANCORP INCCOM             COM        59540G107        136   18674SH                 SOLE                          18674
MORGAN STANLEY                      COM        617446448       7921  291105SH                 SOLE                         291105
MOSAIC CO                           COM        61945A107      14402  188606SH                 SOLE                         188606
MYLAN LABS INC                      COM        628530107       5234  247700SH                 SOLE                         247700
NATIONAL OILWELL VARCO              COM        637071101       6996  104032SH                 SOLE                         104032
NEXEN INC                           COM        65334H102        387   16900SH                 SOLE                          16900
NYSE EURONEXT N V                   COM        619491101       2698   90000SH                 SOLE                          90000
OIL SVC HOLDRS TR OIL SVC HOLDERS   DPTY RPT   678002106        927    6600SH                 SOLE                           6600
ORACLE CORPORATION                  COM        68389X105      19133  611267SH                 SOLE                         611267
PEABODY ENERGY CORP                 COM        704549104      14743  230429SH                 SOLE                         230429
PETROLEO BRASILEIRO SA PETROBRAS    SPON ADR   71654V408       4937  130468SH                 SOLE                         130468
PHILIP MORRIS INTL INC              COM        718172109       5848   99923SH                 SOLE                          99923
PNC FINL SVCS GROUP                 COM        693475105        645   10629SH                 SOLE                          10629
POTASH CORP SASK INC                COM        73755L107       2240   14468SH                 SOLE                          14468
POWERSH XTR FD TR DYN CLEANTECH PRT CLEANTEC   73935X278        201    7632SH                 SOLE                           7632
POWERSH XTR FD TR DYN NETWK PORT    DYN NETWK  73935X815       8230  311050SH                 SOLE                         311050
POWERSH XTR FD TR DYNLRGECAP VAL PT DYNM LRG C 73935X708       9754  526411SH                 SOLE                         526411
REVENUESHS ETF TRLRG CAP FD         LRG CP     761396100        307   12975SH                 SOLE                          12975
RIO TINTO PLC                       SPON ADR   767204100       2187   30524SH                 SOLE                          30524
SECTOR SPDR TECH SEL SH BENFCL INT  SBI INT TC 81369Y803       6988  277392SH                 SOLE                         277392
SEMICONDUCTOR HOLDRSTR DEP RCPT     SPON ADR   81663N206       1653   50800SH                 SOLE                          50800
SHAW GROUP INC                      COM        820280105       3011   87974SH                 SOLE                          87974
SOUTHERN CO                         COM        842587107        450   11769SH                 SOLE                          11769
SOUTHERN COPPER CORP DEL COM        COM        84265V105        766   15707SH                 SOLE                          15707
STATOIL ASA SPONSORED ADR CMN       SPON ADR   85771P102        791   33263SH                 SOLE                          33263
STRYKER CORP                        COM        863667101       1067   19875SH                 SOLE                          19875
SUNCOR ENERGY INC NEW F             COM        867224107       9422  246074SH                 SOLE                         246074
SUSQUEHANNA BANCSHARES INC PA       COM        869099101       1199  123891SH                 SOLE                         123891
TERRA NITROGEN CO DEP RCPT EVIDENC  COM        881005201        992    9172SH                 SOLE                           9172
TEVA PHARMACEUTICAL INDS LTD ADR    ADR        881624209       1414   27134SH                 SOLE                          27134
THOMPSON CREEK METALS CO            COM        884768102       4303  292307SH                 SOLE                         292307
WATSON PHARMACEUTICALS INC          COM        942683103       4946   95764SH                 SOLE                          95764
WISDOMTREE TR INDIA EARNINGS FD     INDIA ERNG 97717W422      33449 1267491SH                 SOLE                        1267491
WISDOMTREE TR INTL ENERGY SEC       INTL ENGY  97717W711        613   22990SH                 SOLE                          22990
WISDOMTREE TR NEW ZEALAND DOLLAR    N ZEAL     97717W216       1091   46130SH                 SOLE                          46130
ZIMMER HLDGS INC                    COM        98956P102        536    9994SH                 SOLE                           9994

TOTAL                                                 $545776(x1000)
